CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2014		75,069	105,831,718
Balance, value at Dec. 31, 2014	$ 1,266,510	$ 0	$ 11	$ 721,465	$ 432,065	$ (578)	$ 1,152,963	$ 113,547
Net loss	(47,787)				(51,491)		(51,491)	3,704
Total other comprehensive income/(loss)	(491)					(491)	(491)
Conversion of preferred stock to common stock (Note 9), shares		(840)
Conversion of preferred stock to common stock (Note 9), shares			840,000
Stock-based compensation expenses, value	1,446			1,446			1,446
Stock-based compensation expenses, shares			1,166,052
Cancellation of shares			(2,223)
Dividends declared/ paid	(20,806)				(20,806)		(20,806)
Balance, shares at Jun. 30, 2015		74,229	107,835,547
Balance, value at Jun. 30, 2015	1,198,872	$ 0	$ 11	722,911	359,768	(1,069)	1,081,621	117,251
Balance, shares at Dec. 31, 2015		73,935	110,468,753
Balance, value at Dec. 31, 2015	1,110,552	$ 0	$ 11	726,791	262,603	(445)	988,960	121,592
Net loss	(29,166)				(33,881)		(33,881)	4,715
Total other comprehensive income/(loss)	445					445	445
Acquisition of treasury stock, value (Note 9)	(819)			(819)			(819)
Acquisition of treasury stock, shares (Note 9)			(948,584)
Stock-based compensation expenses, value	1,679			1,679			1,679
Stock-based compensation expenses, shares			21,301
Cancellation of shares			(2,850)
Dividends declared/ paid	(600)				(600)		(600)
Balance, shares at Jun. 30, 2016		73,935	109,538,620
Balance, value at Jun. 30, 2016	$ 1,082,091	$ 0	$ 11	$ 727,651	$ 228,122	$ 0	$ 955,784	$ 126,307